Oil and Gas Properties	12 Months Ended
Dec. 31, 2024
Oil And Gas Properties
Oil and Gas Properties

6.	Oil and Gas Properties

	SASB	Cendere	Total
Cost
As at December 31, 2022	$31,334,321	$2,558,013	$33,892,334
Additions	56,381,768	-	56,381,768
JV Contribution	(29,623,835)	-	(29,623,835)
Change in ARO estimate and additions	706,159	102	706,261
Currency translation adjustment	(17,696,392)	(948,518)	(18,644,910)
Impact of hyperinflation	21,039,584	1,042,395	22,081,979
Reclassified as assets held for sale (Note 5)	(3,036,216)	-	(3,036,216)
As at December 31, 2023	$59,105,389	$2,651,992	$61,757,381
Additions	2,127,764	-	2,127,764
JV Contributions	(1,348,810)	-	(1,348,810)
Reclassified from assets held for sale	172,112	-	172,112
Sale of O&G assets	(1,087,146)	-	(1,087,146)
Change in ARO estimate and additions	(610,113)	(1,587)	(611,700)
Currency translation adjustment	(10,685,298)	(421,305)	(11,106,603)
Impact of hyperinflation	22,177,851	989,773	23,167,624
As at December 31, 2024	$69,851,749	$3,218,873	$73,070,622

Accumulated depletion and impairment
As at December 31, 2022	$1,972,988	$1,869,552	$3,842,540
Depletion	5,038,009	81,165	5,119,174
Currency translation adjustment	(731,475)	(693,127)	(1,424,602)
Impact of hyperinflation	804,164	762,005	1,566,169
As at December 31, 2023	$7,083,686	$2,019,595	$9,103,281
Depletion	1,233,377	67,040	1,300,417
Impairment	9,892,000	-	9,892,000
Currency translation adjustment	(1,125,451)	(320,873)	(1,446,324)
Impact of hyperinflation	2,644,191	753,873	3,398,064
As at December 31, 2024	$19,727,803	$2,519,635	$22,247,438

Net book value
As at December 31, 2023	$52,021,703	$632,397	$52,654,100
As at December 31, 2024	$50,123,946	$699,238	$50,823,184

Cendere oil field

The Cendere onshore oil field, which is located in South East Turkey has a total of 25 wells. The operator of the Cendere Field is Türkiye Petrolleri Anonim Ortaklığı (“TPAO”). The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%. As at December 31, 2024, the depletion calculation includes future development costs of $32,600 (December 31, 2023 - $65,000) based on the most recent reserve report.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)

6.	Oil and Gas Properties (continued)

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company owns a 49% working interest in SASB in partnership with TPAO. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea. As at December 31, 2024, the depletion calculation includes future development costs of $31,400,000 (December 31, 2023 - $35,144,000) based on the most recent reserve report.

Impairment

Management assesses each field for impairment indicators at each reporting date. Impairment indicators considered include the following:

●	Plans to discontinue or dispose of the asset before the previously expected date;
●	Significant reductions in estimates or reserves;
●	Significant cost overrun on a capital project;
●	Significant increases in the expected cost of dismantling assets and restoring the site; and
●	Production difficulties.

As at December 31, 2024, the Company performed an assessment of potential impairment indicators and noted that the Company’s net asset value was greater than its market capitalization and that the Company’s oil and gas properties have underperformed. As a result of the impairment indicators noted, the Company performed an impairment test in accordance with IFRS. This resulted in a $9,892,000 impairment of the Company’s SASB gas property and no impairment on the Cendere oil property. For the purposes of testing impairment and determining value in use of the SASB property, the Company used a 15-year forecast of before-tax net cash flows on proved developed reserves (i.e. excluding proved undeveloped reserves) obtained from the annual reserve report discounted at 15% to estimate the value in use of the SASB property. This resulted in a recoverable amount (value in use) of $50,124,000. The pre-impairment carrying value of the SASB cash generating unit includes the net book value of the SASB property of $60,016,000.

Sale of assets

During the year ended December 31, 2024, the Company sold tubing and casing with a cost of $1,087,146 for proceeds of $621,054, resulting in a loss of $466,092.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2024 and 2023

(Expressed in U.S. dollars)